Revenue, Contract Balances (Details) $ in Thousands, $ in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)		Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Revenue [Abstract]
Receivables, which are included in Trade and other receivables		$ 23,053			$ 9,208
Contract liabilities, which are included in Interest bearing liabilities	$ 29.4	$ 44,955	[1]	$ 0.0	$ 0	[1]

[1]	Refer to Note 19 (a) for further details.